Brown Advisory Sustainable Value Fund
Schedule of Investments
March 31, 2024 (Unaudited)

COMMON STOCKS - 96.1%	Shares	Value
Communication Services - 9.9%
Alphabet, Inc. - Class C(a)	7,089	$1,079,371
Comcast Corp. - Class A	69,877	3,029,168
Nexstar Media Group, Inc.	6,933	1,194,487
T-Mobile US, Inc.	18,567	3,030,505
		8,333,531

Consumer Discretionary - 5.2%
Best Buy Co., Inc.	14,502	1,189,599
Expedia Group, Inc.(a)	9,700	1,336,175
Wyndham Hotels & Resorts, Inc.	23,819	1,828,108
		4,353,882

Consumer Staples - 4.7%
Kenvue, Inc.	60,641	1,301,356
Unilever PLC - ADR	53,293	2,674,776
		3,976,132

Energy - 6.5%
ChampionX Corp.	71,994	2,583,865
Schlumberger NV	51,710	2,834,225
		5,418,090

Financials - 18.2%
American International Group, Inc.	33,117	2,588,756
Ameriprise Financial, Inc.	2,566	1,125,037
Assurant, Inc.	5,439	1,023,837
Bank of America Corp.	77,590	2,942,213
Fidelity National Information Services, Inc.	45,450	3,371,481
KKR & Co., Inc.	19,444	1,955,678
Morgan Stanley	10,421	981,241
Willis Towers Watson PLC	4,434	1,219,350
		15,207,593

Health Care - 16.7%
AbbVie, Inc.	6,536	1,190,206
Bio-Rad Laboratories, Inc. - Class A(a)	3,383	1,170,078
Cardinal Health, Inc.	21,782	2,437,405
Centene Corp.(a)	15,680	1,230,566
Elevance Health, Inc.	3,811	1,976,156
Gilead Sciences, Inc.	13,934	1,020,666
Laboratory Corp. of America Holdings	7,580	1,655,927
Medtronic PLC	20,352	1,773,677
Merck & Co., Inc.	12,182	1,607,415
		14,062,096

Industrials - 13.1%
Ferguson PLC	18,366	4,011,685
Masco Corp.	23,037	1,817,159
Pentair PLC	11,528	984,952
Trane Technologies PLC	9,238	2,773,248
Waste Connections, Inc.	8,351	1,436,456
		11,023,500

Information Technology - 10.7%
Applied Materials, Inc.	5,943	1,225,625
Cisco Systems, Inc.	23,105	1,153,171
Dell Technologies, Inc. - Class C	14,917	1,702,179
Micron Technology, Inc.	12,598	1,485,178
NXP Semiconductors NV	6,791	1,682,606
TD SYNNEX Corp.	15,375	1,738,912
		8,987,671

Materials - 4.5%
CRH PLC	44,063	3,800,874

Real Estate - 1.6%
CBRE Group, Inc. - Class A(a)	13,539	1,316,532

Utilities - 5.0%
Constellation Energy Corp.	22,763	4,207,741
TOTAL COMMON STOCKS (Cost $64,750,230)		80,687,642

SHORT-TERM INVESTMENTS - 3.8%
Money Market Funds - 3.8%
First American Government Obligations Fund - Class Z, 5.19%(b)	3,205,782	3,205,782
TOTAL SHORT-TERM INVESTMENTS (Cost $3,205,782)		3,205,782

TOTAL INVESTMENTS - 99.9% (Cost $67,956,012)		$83,893,424
Other Assets in Excess of Liabilities - 0.1%		117,226
TOTAL NET ASSETS - 100.0%		$84,010,650

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of March 31, 2024.

 Various inputs may be used to determine the value of the Fund's investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

Brown Advisory Sustainable Value Fund
	Level 1	Level 2	Level 3

Common Stocks	80,687,642	–	–
Money Market Funds	3,205,782	–	–
Total Investments	83,893,424	–	–

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.